Note 3 - Cash and Cash Equivalents and Term Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cash, cash equivalents, and term deposits [text block]
	Interest Rate			December 31, 2017	December 31, 2016
Cash at bank and on hand	0	-	1.70%	$30,395	$33,347
Term deposits (less than 90 days)	1.57	-	1.75%	130,000	50,000
Cash and cash equivalents				$160,395	$83,347
	Interest Rate	December 31, 2017	December 31, 2016
Term deposits	-	$-	$55,000